General and administrative expenses (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
General and administrative expenses
Amortization	$ 1,265,380	$ 911,829
Consulting fees	630,346	224,074
Insurance	723,192	425,297
Investor relations	310,175	197,962
Office expenses	942,385	281,956
Professional fee	1,164,383	359,253
Rent	264,454	311,802
Salaries	2,256,921	973,249
Share-based compensation expense	1,055,945	850,554
General and administrative expenses	$ 8,613,117	$ 4,535,976